Financial Instruments - Separate Accounts Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into Level 3, Separate Accounts	$ 0	$ 0
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross transfers out of separate accounts	1.9	1.1
Transfers between Level 1 and Level 2	0	0
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	48.1	31.8
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	219.0	268.3
Total losses accrued to contract holders	4.4	1.6
Purchases	87.9	63.3
Sales	(59.5)	(42.8)
Transfers out of Level 3	(46.3)	(20.7)	[1]
Ending balance	$ 195.8	$ 219.0

[1]	Gross transfers into Level 3 during 2011 include $11.1 million of other financial assets. Gross transfers out of Level 3 during 2011 include $17.7 million of other financial assets and $14.1 million of foreign securities.